Schedule of cash and cash equivalents by current (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)
Cash and cash equivalents	$ 45,203	¥ 306,709			¥ 221,661
CHINA
Cash and cash equivalents	127,529	178,605		$ 117,369	93,853
Overseas [Member]
Cash and cash equivalents	$ 496		$ 79	$ 10,289		$ 150